Related Parties - Additional Information (Details) - Joyn [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Apr. 30, 2022
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Working capital		$ 3.0
Additional capital	$ 7.0
Convertible promissory note	$ 7.0
Debt Instrument, Maturity Date	Mar. 31, 2023
Interest rate	4.50%
Discount Rate	20.00%
Notes receivable	$ 6.5